Derivative Instruments	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
Interest Rate Swaps / Caps

The Company enters into derivative agreements to manage interest rate risk exposure. Interest rate swap agreements are utilized to limit the Company's exposure to interest rate risk by converting a portion of its floating-rate debt to a fixed-rate basis, thus reducing the impact of interest rate changes on future interest expense. Interest rate swaps involve the receipt of floating-rate amounts in exchange for fixed-rate interest payments over the lives of the agreements without an exchange of the underlying principal amounts. These swaps are designated as cash flow hedges for accounting purposes and accordingly, changes in the fair value are recorded in Accumulated other comprehensive income (loss) and are reclassified to interest and debt expense when the hedged interest payments are recognized.

The counterparties to these agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of these agreements, the Company's exposure is limited to the interest rate differential on the notional amount at each monthly settlement period over the life of the agreements. The Company does not anticipate any non-performance by the counterparties.

Certain assets of the Company's subsidiaries are pledged as collateral for various ABS facilities. Additionally, the Company may be required to post cash collateral on certain derivative agreements if the fair value of these contracts represents a liability. Any amounts of cash collateral posted are included in Other assets on the Consolidated Balance Sheets and are presented in operating activities on the Consolidated Statements of Cash Flows. As of September 30, 2025, the Company had cash collateral on derivative instruments of $0.4 million.

Within the next twelve months, the Company expects to reclassify $21.6 million of net unrealized and realized gains related to derivative instruments designated as cash flow hedges from Accumulated other comprehensive income (loss) into earnings.
As of September 30, 2025, the Company had derivative agreements in place to fix interest rates on a portion of the borrowings under its debt facilities with floating interest rates as summarized below:

Derivatives	Notional Amount (in millions)	Weighted Average Fixed Leg (Pay) Interest Rate	Weighted Average Remaining Term
Interest Rate Swap(1)	$1,780.0	2.47%	4.4 years
(1)    Excludes certain interest rate swaps with an effective date in a future period ("forward starting swaps"). Including these instruments will increase total notional amount by $300.0 million and increase the weighted average remaining term to 5.3 years.

In July 2025, in connection with the GCI acquisition, the Company acquired swap contracts for a fair value net liability of $0.5 million which were immediately terminated and settled. The Company subsequently entered into swaps with a notional value of $400.0 million and a termination date of June 2030.

In May 2025, the Company entered into swaps with a notional value of $400.0 million and termination date of June 2035. The Company partially terminated $300.0 million notional of these swaps in June 2025 and paid $1.7 million.

In April 2025, the Company entered into forward starting swaps with a notional value of $300.0 million that will commence in September 2029 and have a termination date of March 2035. These swaps were designated as cash flow hedges to fix the interest rates on a portion of the Company's floating rate debt.

The following table summarizes the impact of derivative instruments on the Consolidated Statements of Operations and the Consolidated Statements of Comprehensive Income on a pretax basis (in thousands):

		Three Months Ended September 30,		Nine Months Ended September 30,
	Financial statement caption	2025	2024	2025	2024
Non-Designated Derivative Instruments
Unrealized (gains) losses	Other (income) expense, net	$—	$(7)	$2	$40
Designated Derivative Instruments
Realized (gains) losses	Interest and debt (income) expense	$(8,730)	$(13,848)	$(24,807)	$(42,826)
Unrealized (gains) losses	Comprehensive (income) loss	$1,466	$41,320	$26,683	$(10,391)

Fair Value of Derivative Instruments

The Company presents the fair value of derivative instruments on a gross basis as a separate line item on the Consolidated Balance Sheets.
The Company has elected to use the income approach to value its interest rate swap and cap agreements, using Level 2 market expectations at the measurement date and standard valuation techniques to convert future values to a single discounted present value. The Level 2 inputs for the interest rate swap and cap valuations are inputs other than quoted prices that are observable for the asset or liability (specifically SOFR and swap rates and credit risk at commonly quoted intervals).